SUBSEQUENT EVENTS (Details) - Announcing or commencing implementation of major restructuring	Jul. 31, 2024 employee	Jul. 02, 2024 USD ($)	Jul. 02, 2024 CAD ($)
Disclosure of non-adjusting events after reporting period [line items]
Non-repayable financial contribution		$ 4,041,619	$ 5,535,805
Employees reduction percentage	30.00%
Number of employees to be reduced	300